STOCK COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Schedule of Estimate Fair Value of Stock Options Granted

We estimate the fair value of stock options granted after April 1, 2006, using a Black-Scholes option-pricing model, with assumptions as follows:

	September 30,
	2013	2014
Expected stock price volatility	44%	40%
Risk-free interest rate	2.3	2.1
Weighted-average expected option life (years)	8	8
Dividend yield	.84	.86

We estimate the fair value of stock options granted after April 1, 2006 using a Black-Scholes option-pricing model, with assumptions as follows:

	2012	2013	2014
Expected stock price volatility	48%	48%	44%
Risk-free interest rate	1.7	1.2	2.3
Weighted-average expected option life (years)	8	8	8
Dividend yield	0.87	0.81	0.84

Summary of Unvested Restricted Stock Grants

The following table summarizes information about the unvested restricted stock grants as of September 30, 2014:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at beginning of period	311	$12.40
Granted	—	—
Vested	118	12.06
Forfeited	3	10.66

Unvested at end of period	190	$12.60

The information about the unvested restricted stock grants as of March 31 is as follows:

	2012		2013		2014
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at beginning of year	188	$10.34	179	$10.39	273	$11.63
Granted	85	10.70	151	12.59	155	13.64
Vested	(85)	10.19	(47)	10.29	(104)	11.78
Forfeited	(9)	10.29	(10)	10.42	(13)	12.12

Unvested at end of year	179	$10.39	273	$11.63	311	$12.40

Two Thousands Stock Option Plan [Member]
Schedule of Stock Option Transactions

The stock option transactions as of the six months ended September 30 are summarized as follows:

	2013			2014
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Outstanding at beginning of period	1,323	8.10	4.0	913	9.48	4.1
Issued	15	13.64		78	15.74
Exercised	94	7.77		78	7.36
Forfeited	17	10.77		—	—

Outstanding at end of period	1,227	8.19	3.7	913	10.20	4.3

Exercisable and vested at end of period	836	6.80	2.1	835	9.67	3.8

Unvested at end of period	391	11.16	7.1	78	15.74	9.9

Vested and expected to vest at end of period	1,167	8.03	3.5	901	10.12	7.7

The stock option transactions for the fiscal years ended March 31 are summarized as follows:

	2012			2013			2014
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Outstanding at beginning of year	2,066	$6.32	4.4	1,511	$6.96	3.9	1,323	$8.10	4.0
Issued	5	10.70		137	12.59		14	13.64
Exercised	(485)	4.03		(325)	4.89		(419)	5.19
Forfeited	(75)	9.03		—			(5)	10.77

Outstanding at end of year	1,511	6.96	3.9	1,323	8.10	4.0	913	9.48	4.1

Exercisable and vested at year end	692	4.43	2.3	654	5.75	2.2	485	8.01	2.2

Unvested at year end	819	9.11	5.2	678	10.37	5.7	428	11.14	6.3

Vested and expected to vest at end of year	1,393	6.76	4.0	1,205	7.90	4.6	800	9.36	5.2

Fair value of options granted during the year		$5.18			$6.01			$6.38

Schedule of Nonvested Stock Option Grants

The following table summarizes information about the nonvested stock option grants as of the six months ended September 30, 2014:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at beginning of period	428	$5.82
Granted	78	6.76
Vested	428	5.82
Forfeited	—	—

Unvested at end of period	78	$6.76

The following table summarizes information about the nonvested stock option grants as of the fiscal years ended March 31:

	2013		2014
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at beginning of year	819	$5.17	678	$4.55
Granted	137	6.01	14	6.38
Vested	(278)	4.26	(264)	5.49
Forfeited	—	—	—	—

Unvested at end of year	678	$4.55	428	$5.82

2013 Stock Option Plan [Member]
Schedule of Stock Option Transactions

The stock option transactions as of the six months ended September 30, 2014 for the 2013 Stock Option Plan are summarized as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Outstanding at beginning of period	1,911	$13.64	9.42
Issued — equity classified	—	—	—
Issued — liability classified	—	—	—
Exercised	—	—	—
Forfeited — equity classified	—	—	—

Outstanding at end of period	1,911	13.64	8.92

Exercisable and vested at end of period	408	13.64	8.92

Unvested at end of period	1,503	13.64	8.92

Vested and expected to vest at end of period	1,881	13.64	8.92

Fair value of options granted during the period	—

The stock option transactions for the fiscal year ended March 31, 2014 for the 2013 Plan are summarized as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Outstanding at beginning of year	—	$—	—
Issued — equity classified	1,440	13.64
Issued — liability classified	518	13.64
Forfeited — equity classified	(47)	13.64

Outstanding at end of year	1,911	13.64	9.42

Exercisable and vested at year end	—	—	—

Unvested at year end	1,911	13.64	9.42

Vested and expected to vest at end of year	1,704	13.64	9.42

Fair value of options granted during the year	$6.22

Schedule of Nonvested Stock Option Grants

The following table summarizes information about the nonvested stock option grants as of September 30, 2014:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at beginning of period	1,911	$6.22
Granted	—	—
Vested	408	13.64
Forfeited	—	—

Unvested at end of period	1,503	$3.64

The following table summarizes information about the nonvested stock option grants as of the fiscal year ended March 31, 2014:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at beginning of year	—	$—
Granted	1,958	6.22
Vested	—	—
Forfeited	(47)	—

Unvested at end of year	1,911	$6.22

Non Employee Directors Compensation Plan [Member]
Schedule of Nonvested Stock Option Grants

The following table summarizes information about the unvested Non-Employee Director Compensation stock grants as of September 30, 2014:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at beginning of period	—	$—
Granted	48	18.88
Vested	—	—
Forfeited	—	—

Unvested at end of period	48	$—